Offerings - Offering: 1	Sep. 29, 2026 USD ($)
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 939,223.31
Amount of Registration Fee	$ 129.71
Offering Note
(1)	Calculated as the aggregate maximum value of Shares being purchased. The fee of $129.71 was paid in connection with the filing of the Schedule TO-I by Align Alternative Access Fund (File No. 005-95516) on June 18, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.